                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ________________________________

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sansar Capital Management, L.L.C.
           --------------------------------------------

Address:   152 West 57th Street, 8th Floor
           --------------------------------------------
           New York, NY 10019
           --------------------------------------------



Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Astorga
           --------------------------------------------

Title:     Chief Operating Officer / CFO / CCO
           --------------------------------------------

Phone:     212-399-8982
           --------------------------------------------


Signature, Place, and Date of Signing:

/s/ Richard B. Astorga             New York, NY              February 14, 2011
-----------------------   -----------------------------      ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-____________________    ____________________

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $55,519
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number      Name

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                       SANSAR CAPITAL MANAGEMENT, L.L.C.

              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2010

                                                                                                        VOTING AUTHORITY
                                                         VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER   ---------------------
       NAME OF ISSUER          TITLE OF CLASS   CUSIP   X($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED NONE
       --------------          -------------- --------- -------- --------- --- ---- -------- -------- --------- ------ ----
CHANGYOU COM LTD                ADS REP CL A  15911M107   2,427     85,114 SH       SOLE                 85,114
CHINA INFORMATION TECHNOLOGY        COM       16950L109  12,418  2,383,532 SH       SOLE              2,383,532
CHINA SEC & SURVE TECH INC          COM       16942J105   3,580    671,670 SH       SOLE                671,670
CHINANET ONLINE HLDGS INC           COM       16949H102   2,726    601,789 SH       SOLE                601,789
GIANT INTERACTIVE GROUP INC         ADR       374511103     325     45,597 SH       SOLE                 45,597
LAS VEGAS SANDS CORP                COM       517834107   6,754    146,988 SH       SOLE                146,988
LYONDELLBASELL INDUSTRIES N       SHS - A     N53745100   4,100    119,185 SH       SOLE                119,185
SEABRIDGE GOLD INC                  COM       811916105  17,663    575,702 SH       SOLE                575,702
SKYPEOPLE FRUIT JUICE INC         COM NEW     83086T208   5,526  1,188,450 SH       SOLE              1,188,450

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